March 30, 2007	Client-Matter: 28791-030
VIA EDGAR
Michael McTiernan, Staff Attorney
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Shopoff Properties Trust, Inc. Registration Statement on Form S-11 File No. 333-139042
Dear Mr. McTiernan:
     On behalf of our client, Shopoff Properties Trust, Inc. (the “Registrant”), we have caused to be filed with Securities and Exchange Commission (“SEC”) via EDGAR, Amendment No. 2 (“Amendment No. 2”) to the Registrant’s Registration Statement on Form S-11, originally filed with the SEC on November 30, 2006 and amended as Amendment No. 1 on January 25, 2007 (“Amendment No. 1”). We have also furnished you with a blacklined document showing the changes between Amendment No. 1 and Amendment No. 2 ( the “Blackline”).
     Each of the numbered paragraphs below is a response to the corresponding numbered paragraph in the SEC’s comment letter, dated February 14, 2007.
Our Structure, page 2
1. Comment: Please disclose in the table that William Shopoff owns The Shopoff Revocable Trust. In addition, please disclose who controls Shopoff Investors, L.P.
     Response: The Registrant has revised the table as shown on page 3 of the Blackline by adding footnote 1, which states that William and Cindy Shopoff are the sole trustees of The Shopoff Revocable Trust dated August 12, 2004. The Registrant has also revised the table as shown on page 3 of the Blackline by adding footnote 2, which states that The Shopoff Corporation is the general partner and controlling entity of Shopoff Investors, L.P. Footnote 2 also states that William A. Shopoff is the sole shareholder of The Shopoff Corporation.

Securities and Exchange Commission
March 30, 2007

Compensation Table, page x
2. We note from page 100 that the Advisor’s incentive distribution is equal to 50% of “Distributable Cash” which includes distributable cash from operations and financing proceeds in addition to the disposition proceeds that have been disclosed. Further, we note that Distributable Cash may be distributed periodically. Please revise the description of the Subordinated Participation in Net Sales Proceeds on page xiii to indicate that this may not be solely a distribution that occurs in the “disposition/ liquidation stage.”
     Response: The Registrant has revised the description of the “Subordinated Participation in Net Sales Proceeds” on pages xiii and 57 of the Blackline to refer, instead, to “Subordinated Participation in Distributable Cash.” “Distributable Cash” is defined on page 105 of the Blackline to mean “Disposition Proceeds,” “Distributable Cash from Operations,” and to the extent the Registrant’s Board of Directors so determines, “Refinancing Proceeds.” Accordingly, the use of the new heading “Subordinated Participation in Distributable Cash” reflects that cash may be distributed at stages other than the Disposition/Liquidation Stage. In addition, following the new headings on pages xiii and 57 of the Blackline, a statement has been added that “Subordinated Participation in Distributable Cash” is payable at any time during the Operations and Disposition/Liquidation Stages.
Certain Relationships and Related Party Transactions, page 50
3. Please include the disclosure required by Item 404(b) of Regulation S-K.
     Response: The Registrant has included a description of its related party transaction policy on page 50 of the Blackline, which conforms to the requirements of Item 404(b) of Regulation S-K.
Completed Programs, page 60
4. We note numerous references to your prior programs offering “separate undivided interests.” Please provide additional disclosure of the rights and responsibilities of a “separate undivided interest,” including whether the investor holds an interest in the pool or in the limited partnership that owns the pool.
     Response: The Registrant has removed the references to “separate undivided interests” in the Completed Programs section, beginning on page 63 of the Blackline and has, instead, referred to these interests as “limited partnership interests” or “limited liability company interests,” as applicable. Investors in these programs did not acquire direct interests in the underlying assets(s). They acquired interests in the partnerships or limited liability companies.

Securities and Exchange Commission
March 30, 2007

5. Please provide additional disclosure regarding TSG Fund I, L.P. It appears from the disclosure that $3.2 million in proceeds were raised from the sale of undivided interests to loan to Mr. Shopoff. Please clarify, if true, that these were “undivided interests” in a loan, the terms of the loan, and the purpose of the loan.
Response: The Registrant has revised the text of item 18 regarding TSG Fund I, L.P., on page 66 of the Blackline, to clarify that no “undivided interests” were offered. This was a private placement offering of limited partnership interests in TSG Fund I, L.P. The private placement offering raised a total of $3,182,000 from the sale of 18 limited partnership interests to individuals and entities. The funds raised were then loaned to William A. Shopoff, as an individual. Mr. Shopoff used the funds for (i) the purchase of his business partner’s 50% ownership interests (the “Interests”) in 6 different entities (4 corporations, 1 limited liability company, and 1 limited partnership), and (ii) working capital purposes. The loan to Mr. Shopoff was secured by the Interests. The term of the loan was a maximum of two years with interest accruing at a rate of 18% per year with an additional payment to the partnership such that each investor would earn a 25% annual internal rate of return. The loan provided that Mr. Shopoff would repay the funds from cash generated from the sale of assets owned by the 6 different entities. Mr. Shopoff repaid the loan. After repayment of the loan, $1,339,484 in net income was distributed to TSG Fund I, L.P.’s investors.
Institutional Programs..., page 75
6. We note your response to comment 34. We also note that there is a narrative discussion of these investments beginning on page 60, and that you believe that the sponsor’s performance in these investments is relevant to an investor in this offering. However, we do not believe that these investments should be included in the prior performance tables as these tables are formatted to address the results of prior “programs.” Since the sponsor did not conduct an offering to investors for the purpose of financing these investments, we do not believe that they are programs for purposes of the tables, and their inclusion may be confusing to an investor. Please revise the tables accordingly.
     Response: As noted in our previous response letter, the Registrant believes that the performance of The Shopoff Group, the sponsor of the Registrant (the “Sponsor”), in the institutional programs listed, beginning on page 78 of the Blackline, are relevant to investors in this offering for the reasons set forth below:
          A general offering to investors was conducted.
          Prior to the Sponsor’s relationship with Credit-Suisse, the Sponsor had independently identified assets to purchase, formed a limited partnership for the purpose of

Securities and Exchange Commission
March 30, 2007

acquiring those assets and initiated a private placement offering in order to raise the funds to acquire the assets. It was not the intent of the Sponsor to sell all of the limited partnership interests to one investor. Investors who had invested in the Sponsor’s other properties were offered the limited partnership interests. Credit-Suisse proposed, however, to subscribe to the full amount of the offering, rather than being one of a number of participants. The Sponsor accepted this proposal and, to ensure technical compliance with Credit-Suisse’s policy of owning the assets in which they invest, the Sponsor agreed to modify its standard practice of acting as the general partner of a limited partnership owning the assets. Instead, the Sponsor required that Credit Suisse enter into an asset management agreement under which the Sponsor could maintain the same level of autonomy and receives the equivalent financial participation normally afforded the Sponsor through its designation as the general partner of a limited partnership. The parties continued to utilize this structure for their subsequent transactions.
          Credit-Suisse is a passive investor
          Under the asset management arrangements between the Sponsor and Credit-Suisse, the nature of the role of the Sponsor is virtually identical to that of a general partner, rather than that of a manager. Moreover, the nature of the role of Credit Suisse is closer to that of a passive investor than an owner.
          First, while Credit-Suisse provides some input with respect to investments, the investment decisions are made primarily by the Sponsor. All sales recommendations and the overall outcome of the business plan in connection with these programs emanates from the Sponsor. Of course, the Sponsor is also responsible for all day-to-day decisions. The Sponsor meets with Credit-Suisse one or two times per year to discuss investment strategy. Thus, Credit-Suisse has had no more input with respect to these programs than a significant investor would have in a private placement offering.
          Second, although the arrangement between Credit-Suisse and the Sponsor is governed by an asset management agreement, the profit participation provisions in the asset management agreement are more akin to those of a general partner’s arrangement under a limited partnership agreement. Most telling in this regard, the asset management agreements generally provide for payment to the Sponsor of a very substantial percentage of the profits from the sale of the properties, whereas a percent of profits is not usually paid for mere asset management. Generally in these management agreements, after Credit-Suisse receives its required debt pay-off and its return of capital plus a preferred return, the Sponsor shares with Credit-Suisse in a substantial percentage of profits distributed. While the asset management agreement contains certain standard provisions typically found in such agreements, including provisions that decisions with respect to leasing and the sale of properties are reserved to the owner and that the parties are independent contractors and not partners or joint venturers, in practice, the Sponsor acts as the promoter/general partner/decision-maker.
          Third, due to their profit-sharing nature, the arrangements between the Sponsor and Credit-Suisse are really common enterprises for mutual profit much like limited partnerships where the limited partners provide the funding and the general partner provides the management expertise. The arrangements have all the features of typical passive investments in which Credit-Suisse invests funds in what are essentially common enterprises with the expectation of receiving profits substantially through the efforts of the Sponsor.
          Despite the fact that the legal structure of the institutional programs is different from that of the other more typical private placement programs, in view of the totality of the circumstances, the substance of the relationship is that the Sponsor acts as an active and independent decision-maker, while Credit-Suisse acts as a passive investor expecting profits to be derived from the efforts of the Sponsor.

Securities and Exchange Commission
March 30, 2007

Management’s Discussion and Analysis of Financial Condition and Results of Operations Critical Accounting Policies, page 84
7. We have read your disclosure provided in response to prior comment 35. This disclosure appears to duplicate your summary of significant accounting policies provided in the notes to the financial statements. Where applicable, please expand your discussion to specifically address why your critical accounting policies bear the risk of change and discuss the nature of uncertainty surrounding your assumptions. Refer to the guidance in FR-72.
     Response: The Registrant has expanded its discussion within the critical accounting policies beginning on page 87 of the Blackline to address why its critical accounting policies bear the risk of change and has also discussed the nature of uncertainty surrounding assumptions that the Registrant has made.
8. Based upon your disclosure on page 37, we note that you may invest in limited partnerships, general partnerships and other joint venture arrangements. Please disclose as a critical accounting policy how you will evaluate investments for potential variable interests pursuant to FIN 46R. Describe the manner in which you plan to account for future joint venture investments and explain the measurement by which significant influence will be assessed.
     Response: The Registrant has expanded its discussion within the critical accounting policies beginning on page 90 and the footnotes to the Registrant’s November 27, 2006 consolidated balance sheet on page F-5 of the Blackline to discuss as a critical accounting policy how it will evaluate investments for potential variable interests pursuant to FIN 46R.
Glossary of Terms, B-2
9. While the term “program” is not defined in Industry Guide 5, it is implicit from the definition of “public programs” and the prior performance tables that a program includes an offering by the sponsor of securities, the proceeds of which are to be used for investments. Please revise your definition accordingly.
     Response: The Registrant has revised its definition of “program” on page B-2, as shown on the Blackline, to clarify that the definition of a “program,” including the disclosure that the definition of a “program” includes the offering by the Sponsor of securities, the proceeds of which are to be used for investments.

Securities and Exchange Commission
March 30, 2007

Prior Performance Tables, page B-4
10. We note your response to comment 40. We also note that you have revised the date the offering ended for White Rock to December 31, 2005. Please confirm to us that the private offering of securities for each of the White Rock programs ended on December 31, 2005. Whether or not the programs received additional financing from other sources, such as advances from the sponsor or bank financing is not relevant to the question of when the offering ended. Programs that ended their offerings before the last three years should not be included in tables I-III.
     Response: The Registrant has revised Tables I-III to remove the prior inclusion of the White Rock programs, because the offering of securities within these programs had not ended as of December 31, 2005. Please refer to Tables I-III as shown in the Blackline.
11. Please advise us whether the property sale by MRF-WFBB described on page 62 has been included in Table V.
     Response: The Registrant has not included the property sale by MRF-WFBB described on page 64 of Amendment No. 2 in Table V, because the sale of this asset occurred in 1999, outside of the timing criteria for Table V. The Registrant has, however, added a disclosure to program 10 on page 63 of the Blackline (MRF-WFBB, L.P.) to clarify that, even though the property was sold in 1999, contributions of capital to the partnership which had owned the property continued until the year 2003, in order to fund the expenses of the partnership until such time as certain future events occur to compensate the partnership’s investors for the lower-than-expected economic performance of this investment. Please refer to page 63 of the Blackline for this clarification.
Exhibit 8.1
12. The limitation on reliance in the last paragraph is not appropriate because investors in the offering must be able to rely on the opinion. Please provide a revised opinion that omits the limitation on reliance.
     Response: The legal opinion of Manatt, Phelps & Phillips, LLP in Exhibit 8.1 has been revised to omit the limitation on reliance in the last paragraph. The revised Exhibit 8.1 is being filed with this Amendment.
     The Registrant has, simultaneously with the filing of this Amendment No. 2, sent courtesy copies of Amendment No. 2 to Elaine Wolff, Rachel Zablow, Cicely LaMothe, together with copies of the Amendment marked to show changes from Amendment No. 1.

Securities and Exchange Commission
March 30, 2007

     If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (310) 312-4156.

Sincerely,

/s/ Mark J. Kelson

Mark J. Kelson
cc: William A. Shopoff

bcc:	Kevin Bridges Blase Dillingham, Esq. Renée Becker, Esq. Sean Stapleton, Esq.